Document And Entity Information	Feb. 21, 2020
Document Information [Line Items]
Entity, Registrant Name	AVX Corporation
Document, Type	8-K
Document, Period End Date	Feb. 21, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-7201
Entity, Tax Identification Number	33-0379007
Entity, Address, Address Line One	1 AVX Boulevard
Entity, Address, City or Town	Fountain Inn
Entity, Address, State or Province	SC
Entity, Address, Postal Zip Code	29644
City Area Code	864
Local Phone Number	967-2150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AVX
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000859163